Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt

9. Long-Term Debt

Long-term debt consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Term loan credit facility	$25,000	$—
Other	129	316

Total debt	25,129	316
Less: current portion	(8,386)	(135)
Less: unamortized debt issuance costs	(698)	—

Total long-term debt, net	$16,045	$181

Scheduled maturities of debt are as follows:

Year Ending December 31,
(in thousands)
2020	$135
2021	144
2022	37

Total	$316

Term Loan Credit Facility

On August 11, 2017 (the “Closing Date”), the Company entered into a Loan and Security Agreement with Eastward Fund Management, LLC for a term loan credit facility in an aggregate principal amount of up to $50.0 million (the “Term Loan Facility”). On the Closing Date, the Company borrowed $25.0 million of principal (the “Closing Date Advance”) and paid a $0.5 million facility fee to the lender and certain other issuance costs that were deducted from the proceeds. The Company did not request any additional borrowings under the Term Loan Facility.

In December 2019, the Company repaid in full the outstanding balance on the Term Loan Facility and recognized a loss on extinguishment of $1.0 million which is included within “Interest expense” within the consolidated statement of operations for the year ended December 31, 2019. As of December 31, 2018, the outstanding balance on the Term Loan Facility, net of unamortized debt issuance costs of $0.7 million, was $24.3 million.

The Closing Date Advance accrued interest at an annual rate of 11.73%, which was required to be paid monthly on the first business day of each month (the “Payment Date”). The final principal installment payment for the Closing Date Advance required an additional final payment equal to 3.5% of the original principal amount. The principal amount of the Closing Date Advance was required to be repaid in equal monthly installments commencing with the 19th Payment Date of the advance and ending on the 48th Payment Date of the advance.

Mortgage payable

On June 1, 2016, the Company entered into a Commercial Real Estate Loan and Security Agreement and Promissory Note with Ally Bank (the “Ally Mortgage Payable”) to borrow $6.0 million, related to a facility the Company owned in Grand Prairie, Texas. In February 2018, the Company sold the related property and repaid the outstanding principal and accrued interest which totaled $5.5 million. The Ally Mortgage Payable accrued interest at a fixed annual rate of 4.78% and principal payments of $25 thousand plus interest were due on a monthly basis beginning in July 2016.